Annual Total Returns [BarChart] - iShares iBonds Dec 2024 Term Corporate ETF - iShares iBonds Dec 2024 Term Corporate ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2016	6.03%
Annual Return 2017	5.54%
Annual Return 2018	(1.09%)
Annual Return 2019	10.88%
Annual Return 2020	6.16%